Accounting for the Impairment or Disposal of Long-Lived Assets (Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operation
Operating expense reimbursement									$ 143,269	$ 129,558	$ 162,522
Total revenue	$ 171,016	$ 161,286	$ 165,931	$ 171,727	$ 172,101	$ 163,561	$ 153,967	$ 146,838	669,960	636,467	651,585
Real estate taxes									90,047	81,824	91,829
Other operating expense									11,994	6,167	5,017
Impairment - real estate assets									32,431	3,946	3,879
Total expense									629,097	524,493	575,594
Interest and other income									12,285	8,116	14,054
Gain on property dispositions									303,200	14,600	0
Income taxes									(7,258)	(1,893)	(1,874)
Income from discontinued operations	$ 119,286	$ 109,198	$ 12,733	$ 102,600	$ 26,179	$ 6,643	$ 11,318	$ 10,166	343,817	54,306	36,734
Income available to common shareholders									335,311	52,524	35,620
Discontinued operations
Discontinued Operation
Revenues									70,315	83,696	67,288
Operating expense reimbursement									20,670	33,650	27,835
Total revenue									90,985	117,346	95,123
Rental property									12,717	23,104	18,575
Real estate taxes									8,970	12,910	7,964
Other operating expense									100	(182)	218
Interest expense									7,800	8,916	12,119
Depreciation and amortization									13,192	25,805	19,312
Impairment - real estate assets									7,257	6,686	0
Total expense									50,036	77,239	58,188
Interest and other income									(185)	(280)	(104)
Gain on property dispositions									303,159	14,578	0
Income taxes									(106)	(99)	(97)
Income from discontinued operations									343,817	54,306	36,734
Noncontrolling interest - operating partnership									(8,011)	(1,271)	(856)
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable, Discontinued Operations									495	511	258
Income available to common shareholders									335,311	52,524	35,620
Capital expenditures on cash basis									$ 48,500	$ 124,700	$ 59,800